Trade Receivables and Reseller Financing - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Trade receivables	R$ 3,689,500	R$ 4,150,876
Current	3,635,834	4,069,307
Non-current	53,666	81,569
Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables	3,867,902	4,290,996
foreign customers [member]
Summary of trade receivables [line items]
Trade receivables	226,484	244,960
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	R$ 404,886	R$ 385,080